Fair Value (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value [Abstract]
Estimated Fair Value And The Carrying Value Of Each Financial Instrument

	December 31, 2011		December 31, 2010
	Fair	Carrying	Fair	Carrying
(In millions)	Value	Value	Value	Value
Assets:
Fixed maturity securities:
U.S. government and agency bonds	$452.1	$452.1	$415.9	$415.9
U.S. state and political subdivision bonds	178.8	178.8	209.1	209.1
Foreign government bonds	72.1	72.1	69.6	69.6
Corporate bonds	6,059.3	6,059.3	5,711.2	5,711.2
S&P 500 Index options	7.2	7.2	13.3	13.3
Total fixed maturity securities	$6,769.5	$6,769.5	$6,419.1	$6,419.1

Commercial mortgage loans, net	$5,450.9	$4,902.3	$4,739.7	$4,513.6
Policy loans	2.9	2.9	3.3	3.3
Separate account assets	4,593.5	4,593.5	4,787.4	4,787.4

Liabilities:
Total other policyholder funds, investment type contracts	$4,804.8	$4,449.2	$4,186.2	$4,010.1
Index-based interest guarantees	49.5	49.5	48.5	48.5
Short-term debt	263.7	251.2	2.8	2.2
Long-term debt	272.0	300.9	558.2	551.9

Estimated Fair Values Of Assets And Liabilities Measured And Recorded At Fair Value On A Recurring Basis
	December 31, 2011
(In millions)	Total	Level 1	Level 2	Level 3
Assets:
Fixed maturity securities:
U.S. government and agency bonds	$452.1	$--	$451.6	$0.5
U.S. state and political subdivision bonds	178.8	--	177.4	1.4
Foreign government bonds	72.1	--	72.1	--
Corporate bonds	6,059.3	--	5,995.3	64.0
S&P 500 Index options	7.2	--	--	7.2
Total fixed maturity securities	$6,769.5	$--	$6,696.4	$73.1
Separate account assets	$4,593.5	$4,444.4	$149.1	$--
Liabilities:
Index-based interest guarantees	$49.5	$--	$--	$49.5

		December 31, 2010
(In millions)	Total	Level 1	Level 2	Level 3
Assets:
Fixed maturity securities:
U.S. government and agency bonds	$415.9	$--	$415.0	$0.9
U.S. state and political subdivision bonds	209.1	--	207.4	1.7
Foreign government bonds	69.6	--	69.6	--
Corporate bonds	5,711.2	--	5,652.2	59.0
S&P 500 Index options	13.3	--	--	13.3
Total fixed maturity securities	$6,419.1	$--	$6,344.2	$74.9
Separate account assets	$4,787.4	$4,586.4	201.0	$--
Liabilities:
Index-based interest guarantees	$48.5	$--	$--	$48.5

Assets And Liabilities Measured At Fair Value On A Recurring Basis Using Significant Unobservable Level 3 Inputs

		Year ended December 31, 2011
			Assets			Liabilities
(In millions)	U.S.	U.S. State				Index-
	Government	and Political		S&P 500		Based
	and Agency	Subdivision	Corporate	Index	Total	Interest
	Bonds	Bonds	Bonds	Options	Assets	Guarantees
Beginning balance	$0.9	$1.7	$59.0	$13.3	$74.9	$(48.5)
Total realized/unrealized gains (losses):
Included in net income	--	--	--	(0.2)	(0.2)	(1.3)
Included in other comprehensive income (loss)	(0.2)	0.1	(1.9)	--	(2.0)	--
Purchases, issuances, sales and settlements:
Purchases	--	--	--	9.6	9.6	--
Issuances	--	--	--	--	--	(1.8)
Sales	(0.2)	--	(2.1)	--	(2.3)	--
Settlements	--	--	--	(15.5)	(15.5)	2.1
Transfers into level 3	--	--	9.0	--	9.0	--
Transfers out of level 3	--	(0.4)	--	--	(0.4)	--

Ending balance	$0.5	$1.4	$64.0	$7.2	$73.1	$(49.5)

		Year ended December 31, 2010
			Assets			Liabilities
(In millions)	U.S.	U.S. State				Index-
	Government	and Political		S&P 500		Based
	and Agency	Subdivision	Corporate	Index	Total	Interest
	Bonds	Bonds	Bonds	Options	Assets	Guarantees
Beginning balance	$7.5	$1.7	$68.4	$8.6	$86.2	$(40.4)
Total realized/unrealized gains (losses):
Included in net income	--	--	(0.8)	8.4	7.6	(5.8)
Included in other comprehensive income (loss)	--	--	4.5	--	4.5	--
Purchases, issuances, sales and settlements:
Purchases	--	--	--	9.1	9.1	--
Issuances	--	--	--	--	--	(3.0)
Sales	--	--	(6.1)	--	(6.1)	--
Settlements	--	--	(5.2)	(12.8)	(18.0)	0.7
Transfers into level 3	--	--	--	--	--	--
Transfers out of level 3	(6.6)	--	(1.8)	--	(8.4)	--

Ending balance	$0.9	$1.7	$59.0	$13.3	$74.9	$(48.5)

Changes In Unrealized Gains (Losses) Included In Net Income Relating To Positions Still Held

	Years ended
	December 31,
(In millions)	2011	2010
Assets:
S&P 500 Index options	$(2.5)	$8.4

Liabilities:
Index-based interest guarantees	$(4.6)	$(5.8)

Assets Measured At Fair Value On A Nonrecurring Basis And Still Held As Of The Balance Sheet Date
December 31, 2011
(In millions)	Total	Level 1	Level 2	Level 3
Commercial mortgage loans	$49.2	$--	$--	$49.2
Real estate owned	50.1	--	--	50.1

Total assets measured at fair value on a nonrecurring basis	$99.3	$--	$--	$99.3

December 31, 2010
(In millions)	Total		Level 1		Level 2	Level 3
Commercial mortgage loans	$43.9	$	---	$	---	$43.9
Real estate owned	108.5		---		---	108.5

Total assets measured at fair value on a nonrecurring basis	$152.4	$	---	$	---	$152.4